Share capital (Details) - GBP (£)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Total	£ 1,108,344	£ 1,098,469	£ 1,063,075
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares authorised, allotted and fully paid - classified as equity	5,417,137	4,923,420	3,153,694
Total	£ 108,343	£ 98,468	£ 63,074
Deferred Shares [member]
IfrsStatementLineItems [Line Items]
Number of shares authorised, allotted and fully paid - classified as equity	1,000,001	1,000,001	1,000,001
Total	£ 1,000,001	£ 1,000,001	£ 1,000,001